December 23, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Neuberger Berman Income Funds
–	Neuberger Berman Floating Rate Income Fund – Class A, Class C and Institutional Class
File Nos. 002-85229; 811-03802

Re:  Request for Selective Review for Post-Effective Amendment No. 83

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (“PEA 83”) on behalf of Class A, Class C and Institutional Class of Neuberger Berman Floating Rate Income Fund (“Fund”).  PEA 83 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the Registration Statement to comply with recent amendments to Form N-1A.

Other than (1) the changes made to comply with recent amendments to Form N-1A (“Summary Prospectus Disclosure”) and (2) combining the Class A, Class C and Institutional Class prospectuses into one document ("Combined Prospectus Disclosure"), the form and text of the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement for the Fund reviewed by the Staff in the following registration statement of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 75 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of the Fund (Accession No. 0000898432-09-001259) (October 14, 2009).

December 23, 2010

The Summary Prospectus Disclosure and Combined Prospectus Disclosure contained in the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement for certain other series of the Registrant reviewed by the Staff in the following registration statement of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Short Duration Bond Fund and Neuberger Berman Municipal Intermediate Bond Fund (Accession No. 0000898432-10-000520) (April 8, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 83.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 83 will become effective on February 28, 2011.  The Registrant respectfully requests that the Staff provide any comments it may have as soon as reasonably practicable and no later than February 4, 2011.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9405 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack